Derivatives and Hedging (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Derivatives and Hedging [Abstract]
Foreign currency profit	$ 50	$ 781
Cost of revenue	20	36
Research and development	446	837
Sales and marketing	145	267
General and administrative expenses	$ 110	$ 195